INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax (Benefits) Expenses
The major components of income tax expenses (benefits) for the years ended December 31, 2025, 2024 and 2023 are:

	2025	2024	2023
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	489	1,513	2,798
Previously unrecognized tax loss or temporary difference used to reduce current income tax	—	—	(394)
Adjustments for current income tax of prior years	(58)	6	(694)
Total current income tax	431	1,519	1,710
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,433	1,426	(1,284)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(361)	(136)	(264)
Total deferred tax expenses/(benefits)	1,072	1,290	(1,548)
Income tax expenses reported in the income statement	1,503	2,809	162

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	204	(15)	221
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	(82)	(78)	377
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	122	(93)	598

Summary of Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax expense reported in the consolidated income statement is as follows:

	2025	2024	2023
	US$’000	US$’000	US$’000
Profit/(loss) before tax	6,717	9,377	464
Tax at statutory rate of 20% (2024: 20%; 2023: 20%)	1,343	1,875	93
Foreign income taxed at different rate	490	944	940
Expenses not deductible for tax purpose	279	68	9
Utilization of previously unrecognized tax losses/temporary differences	—	—	(394)
Tax benefit arising from previously unrecognized tax losses	(361)	(136)	(264)
Net deferred tax asset not recognized	254	332	1,727
Tax exempt on income	(393)	(140)	(693)
Uncertain tax position	—	—	—
Return to provision adjustment	(59)	6	(694)
Deferred tax liability arising from undistributed earnings	161	238	(354)
Withholding tax on dividends	151	127	38
Enhanced pre-tax deductions of R&D Expenses	(326)	(198)	(242)
Others	(39)	(307)	(4)
Income tax expense reported in consolidated income statement	1,503	2,809	162

Summary of Deferred Tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2025	2024	2025	2024	2023
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,931)	(3,770)	161	238	(354)
Revaluations of financial assets at fair value through other comprehensive income	(607)	(404)	—	—	—
Unutilized building allowance (net)	(92)	(87)	—	(51)	131
Unused tax losses	2,449	2,583	332	594	(1,805)
Allowance for doubtful accounts	1,124	1,040	4	(33)	(945)
Inventory impairment	442	826	434	52	2,001
Rebates and other accrued liabilities	553	715	207	7	(119)
Unpaid retirement benefits	1,378	1,261	(7)	19	11
Deferred revenue and cost of sales	2	(1)	(3)	31	(12)
Actuarial loss	281	199	—	—	—
Unabsorbed depreciation	596	591	31	(36)	(4)
Mark-to-Market value of forward contract	(12)	4	11	(4)	—
Provision for loss on onerous sale contract	45	31	(11)	407	(443)
Leases	51	38	(11)	2	(6)
Others	(349)	(421)	(76)	64	(3)
Deferred tax expenses/(benefits)			1,072	1,290	(1,548)
Net deferred tax assets	1,930	2,605

Summary of Reconciliation of Deferred Tax Assets, net
Reconciliation of deferred tax assets, net

	2025	2024	2023
	US$’000	US$’000	US$’000
Opening balance as of January 1	2,605	3,959	2,946
Tax (expense)/benefit during the period recognized in profit or loss	(1,072)	(1,290)	1,548
Tax benefit/(expense) during the period recognized in other comprehensive income	(122)	93	(598)
Exchange difference on translation foreign operations	519	(157)	63
Closing balance as of December 31	1,930	2,605	3,959

Summary of Year of Expiration and Amount of Available Unused Net Operating Losses
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore, Australia and Taiwan as of December 31, 2025 and 2024, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2025	2024
	US$’000	US$’000
2025	—	1,711
2026	2,090	1,978
2027	3,484	4,140
2028	14,059	12,978
2029	493	483
2030	332	—
2032	161	155
2033	719	689
2034	1,218	—
2035	907	—
No expiration	611	3,813
	24,074	25,947

Summary of Disclosure of Pillar Two Taxes, Status of Implementation in Operated Jurisdictions

Status of Implementation in Our Company’s Operated Jurisdictions

Country	Implementation Status	Income Inclusion Rule (IIR)	Undertaxed Profit Rule (UTPR)	Domestic Top-up Tax (QDMTT)
Taiwan (i)	No announcement yet	Undefined	Undefined	Undefined
Bermuda (ii)	No information	No information	No information	No information
PRC	No announcement yet	Undefined	Undefined	Undefined
HongKong (iii)	Legislation adopted	January 1, 2025	To be confirmed	January 1, 2025
Thailand	Legislation adopted	January 1, 2025	January 1, 2025	January 1, 2025
Australia	Legislation adopted	January 1, 2024	January 1, 2025	January 1, 2024
Singapore	Legislation adopted	January 1, 2025	Deferred until further notice	January 1, 2025
(i) Taiwan has enacted an increase in the Alternative Minimum Tax (AMT) rate applicable to profit-making enterprises within multinational groups, from 12% to 15%, effective for taxable years beginning on or after January 1, 2025
(ii) Bermuda has implemented corporate income tax (CIT) in line with the OECD’s Pillar Two global minimum tax framework. This tax applies to Bermuda-based entities within MNE groups with annual revenues of at least €750 million. The CIT rate is 15% and will take effect for tax years beginning on or after January 1, 2025.
(iii) The IIR and the Hong Kong Minimum Top-up Tax (HKMTT) are now law and take effect retroactively for fiscal years beginning on or after January 1, 2025. While the IIR and HKMTT are active, the implementation of the UTPR has been officially deferred. The government decided to observe international developments and the implementation status in other jurisdictions before specifying a commencement date for the UTPR.